Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
AB Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION AB Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 130 of the Fund’s Statement of Additional Information (“SAI”).

		You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years or on November 7, 2019, whichever is earlier. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. When selecting securities, the Adviser looks for companies that have experienced management teams, strong market positions, and the potential to deliver greater-than-expected earnings growth rates.

In managing the Fund, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and clear competitive advantages.

The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

		The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.
  Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.
  Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).

		The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; and how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2019, the year-to-date unannualized return for Class A shares was 21.86%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 15.47%, 1st quarter, 2012; and Worst Quarter was down -14.79%, 3rd quarter, 2011.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
AB Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
After 1 Year	rr_ExpenseExampleYear01	$ 541
After 3 Years	rr_ExpenseExampleYear03	787
After 5 Years	rr_ExpenseExampleYear05	1,052
After 10 Years	rr_ExpenseExampleYear10	$ 1,807
2009	rr_AnnualReturn2009	35.05%
2010	rr_AnnualReturn2010	14.95%
2011	rr_AnnualReturn2011	1.04%
2012	rr_AnnualReturn2012	13.34%
2013	rr_AnnualReturn2013	33.41%
2014	rr_AnnualReturn2014	12.89%
2015	rr_AnnualReturn2015	8.81%
2016	rr_AnnualReturn2016	1.46%
2017	rr_AnnualReturn2017	33.83%
2018	rr_AnnualReturn2018	3.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.79%)
1 Year	rr_AverageAnnualReturnYear01	(0.72%)	[4]
5 Years	rr_AverageAnnualReturnYear05	10.62%	[4]
10 Years	rr_AverageAnnualReturnYear10	14.66%	[4]
AB Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
After 1 Year	rr_ExpenseExampleYear01	$ 601
After 3 Years	rr_ExpenseExampleYear03	823
After 5 Years	rr_ExpenseExampleYear05	1,072
After 10 Years	rr_ExpenseExampleYear10	2,109
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	623
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,109
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	14.42%
AB Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
After 1 Year	rr_ExpenseExampleYear01	$ 297
After 3 Years	rr_ExpenseExampleYear03	611
After 5 Years	rr_ExpenseExampleYear05	1,051
After 10 Years	rr_ExpenseExampleYear10	2,274
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,274
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	10.74%
10 Years	rr_AverageAnnualReturnYear10	14.31%
AB Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
After 1 Year	rr_ExpenseExampleYear01	$ 96
After 3 Years	rr_ExpenseExampleYear03	302
After 5 Years	rr_ExpenseExampleYear05	525
After 10 Years	rr_ExpenseExampleYear10	$ 1,165
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	11.87%
10 Years	rr_AverageAnnualReturnYear10	15.48%
AB Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%
After 1 Year	rr_ExpenseExampleYear01	$ 160
After 3 Years	rr_ExpenseExampleYear03	496
After 5 Years	rr_ExpenseExampleYear05	855
After 10 Years	rr_ExpenseExampleYear10	$ 1,867
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	11.23%
10 Years	rr_AverageAnnualReturnYear10	14.91%
AB Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	$ 128
After 3 Years	rr_ExpenseExampleYear03	400
After 5 Years	rr_ExpenseExampleYear05	692
After 10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	15.28%
AB Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
After 1 Year	rr_ExpenseExampleYear01	$ 85
After 3 Years	rr_ExpenseExampleYear03	267
After 5 Years	rr_ExpenseExampleYear05	465
After 10 Years	rr_ExpenseExampleYear10	$ 1,036
1 Year	rr_AverageAnnualReturnYear01	4.07%
5 Years	rr_AverageAnnualReturnYear05	11.99%
10 Years	rr_AverageAnnualReturnYear10	15.68%
AB Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.84%)	[4]
5 Years	rr_AverageAnnualReturnYear05	8.70%	[4]
10 Years	rr_AverageAnnualReturnYear10	13.66%	[4]
AB Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.27%	[4]
10 Years	rr_AverageAnnualReturnYear10	12.34%	[4]
AB Growth Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
5 Years	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10	15.15%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Amount is less than .005%.
[3]	In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.
[4]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Class B shares automatically convert to Class A shares after eight years or on November 7, 2019, whichever is earlier. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.